Provisions - Summary of Provisions (Detail) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Provisions [line items]
Decommissioning liability	$ 121.6	$ 70.5	$ 100.1
Office lease provision	25.6	33.5	$ 12.7
Total	147.2	104.0
Current portion	23.4	16.3
Long-term portion	123.8	87.7
Total	$ 147.2	$ 104.0